Related Party Transactions (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Amount covered by guarantee:
Maximum % of assets held as trading securities or investments by production companies	50.00%
Related parties
Minimum participation to be related parties" 5% of shares
Gross loans	$ 463,223	$ 362,026
Allowance for loan losses	(1,623)	(1,262)
Net loans	461,600	360,764
Contingent loans:
Guarantees and sureties	25,673	13,028
Letters of credits	1,464	165
Bank guarantees	57,528	43,859
Undrawn credit lines	82,237	84,432
Other contingencies loans		2,000
Total contingent loans	166,902	143,484
Provision for contingencies loans	(346)	(326)
Contingent loans, net	166,556	143,158
Amount covered by guarantee:
Mortgage	134,944	148,774
Pledge	1,417	2,903
Others	55,383	36,883
Net collateral	191,744	188,560
Related parties | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	422,263	323,609
Related parties | Residential mortgage loans
Minimum participation to be related parties" 5% of shares
Gross loans	33,695	31,921
Related parties | Consumer loans
Minimum participation to be related parties" 5% of shares
Gross loans	7,265	6,496
Production and Services Companies
Minimum participation to be related parties" 5% of shares
Gross loans	243,989	149,838
Allowance for loan losses	(988)	(622)
Net loans	243,001	149,216
Contingent loans:
Guarantees and sureties	4,527	4,941
Letters of credits	294	165
Bank guarantees	34,457	24,095
Undrawn credit lines	53,151	55,607
Total contingent loans	92,429	84,808
Provision for contingencies loans	(217)	(190)
Contingent loans, net	92,212	84,618
Amount covered by guarantee:
Mortgage	27,928	19,083
Pledge	1,417	2,900
Others	39,022	20,607
Net collateral	68,367	42,590
Production and Services Companies | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	243,989	149,838
Investment Companies
Minimum participation to be related parties" 5% of shares
Gross loans	169,403	165,475
Allowance for loan losses	(394)	(347)
Net loans	169,009	165,128
Contingent loans:
Guarantees and sureties	21,146	8,087
Letters of credits	1,170
Bank guarantees	23,071	19,764
Undrawn credit lines	13,907	12,928
Other contingencies loans		2,000
Total contingent loans	59,294	42,779
Provision for contingencies loans	(81)	(104)
Contingent loans, net	59,213	42,675
Amount covered by guarantee:
Mortgage	53,835	81,419
Others	14,186	14,533
Net collateral	68,021	95,952
Investment Companies | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	169,403	165,475
Individuals
Minimum participation to be related parties" 5% of shares
Gross loans	49,831	46,713
Allowance for loan losses	(241)	(293)
Net loans	49,590	46,420
Contingent loans:
Undrawn credit lines	15,179	15,897
Total contingent loans	15,179	15,897
Provision for contingencies loans	(48)	(32)
Contingent loans, net	15,131	15,865
Amount covered by guarantee:
Mortgage	53,181	48,272
Pledge		3
Others	2,175	1,743
Net collateral	55,356	50,018
Individuals | Commercial loans
Minimum participation to be related parties" 5% of shares
Gross loans	8,871	8,296
Individuals | Residential mortgage loans
Minimum participation to be related parties" 5% of shares
Gross loans	33,695	31,921
Individuals | Consumer loans
Minimum participation to be related parties" 5% of shares
Gross loans	$ 7,265	$ 6,496